ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

NOTE 1 – ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN

Visionary Holdings Inc. (“Visionary Group” or the “Company”) is a company limited by shares incorporated under the Business Corporation Act of Ontario, Canada on August 20, 2013. On January 30, 2024, the Company filed Articles of Amendment on change of name with Ontario Business Registry, Canada, to change its name from Visionary Education Technology Holdings Group Inc. to “Visionary Holdings Inc.”. The Company, through its subsidiaries, is primarily engaged in education related businesses, which includes high school education programs, real estate development, animation education, vocational education, online education and other education-related consulting services. The Company’s common shares are trading on the NASDAQ under the symbol “GV.”

Reorganization

On April 1, 2019, Ms. Fan Zhou transferred her 100% equity interest in Visionary Education Real Estate Group Inc., formerly known as 123 Real Estate Development Ontario Ltd., to Visionary Group. Since this reorganization, Visionary Group owns 100% equity interests of Visionary Education Real Estate Group Inc. On October 12, 2021, Visionary Education Real Estate Group Inc. changed its name to Visionary Education Service and Management Inc.

Since the Company and its wholly-owned subsidiary, Visionary Education Service & Management Inc., are effectively controlled by the same Controlling Shareholder before and after the reorganization, they are considered under common control. The above-mentioned transaction was accounted for as a reorganization. The consolidation of the Company and this subsidiary has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The Company has subsidiaries in Canada. Details of the Company and its subsidiaries as of March 31, 2024 are set out below:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Visionary Holdings Inc. (formerly known as “Visionary Education Technology Holdings Group Inc.”) (“Visionary Group” or the “Company”)	August 20, 2013	Richmond Hill, Ontario	Parent	Holding company and rental business
Visionary Education Service and Management Inc. (“VESM”)	August 20, 2013	Richmond Hill, Ontario	100%	Real estate development
Farvision Career Education Group Inc “Formerly known as Farvision Education Group Inc.” (“Farvision Education”)	May 14, 2020	Toronto, Ontario	100%	Education services
NeoCanaan Investment Corporation (“NeoCanaan Investment”)	May 26, 2020	Richmond Hill, Ontario	100%	Rental business
Canada Animation Industry Group Inc. (“Animation Group”)	October 8, 2020	Richmond Hill, Ontario	100% by NeoCanaan Investment	Rental business
Toronto ESchool Ltd. (“Toronto ESchool”)	November 15, 2017	Toronto, Ontario	70% by Farvision Education	Online high school education
Maple Toronto Art Academy Inc. (“Art Academy”)	July 27, 2020	Toronto, Ontario	80% by Farvision Education	Arts and high school education
7621531 Canada Inc. (“Conbridge College”)	September 1, 2021	Toronto, Ontario	80% by Farvision Education	Career college education
Max the Mutt Animation Inc. (“MTM Animation”)	February 28, 2022	Toronto, Ontario	80% by Farvision Education	Animation education

13995291 Canada Inc. (“13995291”)	April 28, 2022	Toronto, Ontario	100%	Rental business
Bethune Great Health Investment Management Inc. (“Bethune”)	December 15, 2023	Toronto, Ontario	100%	Property investment
Shanghai Yuanjian Trillion Commercial Group Co., Ltd. (“Shanghai Yuanjian”)	October 31, 2023	Shanghai, China	100%	Dormant
Shanghai Airong Hundred Billion Technology Development Group Co., Ltd.	October 31, 2023	Shanghai, China	80% by Shanghai Yuanjian	Dormant
Shanghai Yulankang Health Technology Group Co., Ltd. (“Shanghai Yulankang”)	October 31, 2023	Shanghai, China	56% by Shanghai Yuanjian	Dormant
Shanghai Yuanjian Shulian Education Technology Co., Ltd.	March 13, 2024	Shanghai, China	70% by Shanghai Yuanjian	Dormant
Shanghai Yuanjian Cailai Consulting Management Co., Ltd.	March 18, 2024	Shanghai, China	80% by Shanghai Yuanjian	Dormant
Changle Shuang (Guangzhou) Health Industry Investment Co., Ltd.	February 29, 2024	Guangdong, China	51% by Shanghai Yuanjian	Dormant
Yulankang (Huai'an) Health Management Co., Ltd.	October 31, 2023	Jiangsu, China	80% by Shanghai Yulankang	Dormant
Visionary Asia SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary International SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary Biotechnology Group Inc.	March 11, 2024	Toronto, Ontario	55%	Dormant

 The following entities were divested from the Company during the year ended March 31, 2024:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Farvision Digital Technology Group Inc. (“Farvision Digital”)	July 20, 2010	Scarborough, Ontario	100% by NeoCanaan Investment	Construction
9651837 Canada Inc. (“Lowell Academy”)	June 12, 2021	Toronto, Ontario	70% by Farvision Education	High school education

On August 20, 2013, Ms. Fan Zhou incorporated 123 Natural Food Ontario Ltd. as a sole shareholder in Richmond Hill, Ontario. On March 25, 2021, the Company filed an article of amendment to change its name to Visionary Education Technology Holdings Group Inc. (“Visionary Group”). Ms. Fan Zhou transferred her 100% equity interest of Visionary Group to 3888 Investment Group Limited at cost on August 21, 2013.

On August 20, 2013, Ms. Fan Zhou incorporated 123 Real Estate Development Ontario Ltd. as a sole shareholder in Richmond Hill, Ontario. On April 1, 2019, Ms. Fan Zhou transferred all the shares to Visionary Group. On May 28, 2021, 123 Real Estate Development Ontario Ltd. filed an article of amendment to change its name to Visionary Education Real Estate Group Inc. (“Visionary Real Estate”). On October 12, 2021 Visionary Real Estate filed amendment to change its name to Visionary Education Services & Management Inc. (“VESM”)

On February 25, 2019, VESM entered into a share purchase agreement to acquire 100% of the equity interests in PrideMax Construction Group Inc. (“PrideMax Construction”), a company incorporated on July 20, 2010 in Scarborough, Ontario and had no active business since inception, from its original shareholder for $0.8 (C$1). The transaction was completed on April 1, 2019. On May 23, 2020, VESM transferred 100% of the equity interests in PrideMax Construction to NeoCannaan Investment Corporation. On June 16, 2021, PrideMax Construction filed an article of amendment to change its name to Farvision Development Group Inc (“Farvision Development”). On November 3, 2022, Farvision Development filed an article of amendment to change its name to Farvision Digital Technologies Group Inc. (“Farvision Digital”). On February 24, 2024, Farvision Digital was divested from the Group.

On May 14, 2020, Farvision Education Group Inc. (“Farvision Education”) was incorporated under the Canada Business Corporation Act. Visionary Group owns all the issued shares of Farvision Education. On February 2, 2023, Farvision Education Group Inc. filed to change its name to Farvision Career Education Group Inc.

On November 15, 2017, the Company entered into a share purchase agreement to acquire 55% of the equity interest in Toronto ESchool Inc. (“Toronto ESchool”), a company incorporated on March 7, 2016 in Toronto, Canada, from its original shareholder, China Youth (Canada) Langton Education Technology Co. Ltd. (“Langton Canada”) for $0.8 (C$1). Langton Canada is a related party of the Company due to common control, as Ms. Fan Zhou was the sole director of Langton Canada. It was considered an asset acquisition in accordance with ASU 2017-01 since substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets – a private high school license. On June 19, 2020, the Company further acquired 15% of the equity interests in Toronto ESchool from its original shareholder (a third party) for consideration of $31,808 (C$40,000). After this transaction, the Company owns total of 70% of the equity interests of Toronto ESchool. On June 19, 2020, the Company transferred its 70% of equity interests in Toronto ESchool to its wholly owned subsidiary Farvision Education.

On July 15, 2020, Farvision Education entered into an investment agreement with 2549601 Ontario Inc., which owns a private high school license registered with the Ontario Ministry of Education, to incorporate Maple Toronto Arts & Performance Academy Inc. with a total investment of $159,040 (C$200,000) from both parties. Pursuant to the agreement, Farvision Education subscribed for 80% of its total 200,000 common shares at C$ 1.00 per share, and 2549601 Ontario Inc. subscribed the remaining 20% of its total common shares, which was completed on July 27, 2020. On August 3, 2020, the Company filed an article of amendment to change the name of Maple Toronto Arts & Performance Academy Inc. to Maple Toronto Art Academy Inc. (“Art Academy”). On July 27, 2020, Art Academy entered into a license transfer agreement with 2549601 Ontario Inc. (operating as Alathena International Academy Richmond Hill), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Art Academy acquired the private high school license for a consideration of $159,040 (C$200,000). The transaction was completed on September 1, 2020.

On May 26, 2020, NeoCanaan Investment Corporation (“NeoCanaan Investment”) was incorporated under the Canada Business Corporation Act. Visionary Group owns all the issued shares of NeoCanaan Investment.

On October 8, 2020, Canada Animation Industry Group Inc. (“Animation Group”) was incorporated under the Canada Business Corporation Act. NeoCanaan Investment owns all the issued shares of Animation Group.

On April 1, 2021, Visionary Education Services and Management Inc. (“VESM”) entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 100% of the equity interests in Glorious Future Study Abroad Immigration Group Inc. (“Glorious Immigration”) and PrideMax International Human Resources Services Inc. (“PrideMax HR”) for $0.8 (C$1). The transaction was completed on June 12, 2021. On June 16, 2021, Glorious Immigration changed its name Visionary Study Aboard & Immigration Services Inc. (“Visionary Immigration”). On June 17, 2021, PrideMax HR changed its name to Farvision Human Resources Service Company Inc. (“Farvision HR”). On July 26, 2022, both Visionary Immigration and Farvision HR have been divested from the Group, and both Visionary Immigration and Farvision HR have been inactive since the acquisition by VESM.

On June 6, 2021, Farvision Education entered into a share transfer agreement with Mr. Jason Wang, a related party, to transfer his 70% of the equity interests in Princeton Career Education Group Inc. (“Princeton Career”) for $0.8 (C$1). The transaction was completed on June 12, 2021. The Princeton Career was divested from the Group on July 26, 2022.

On June 12, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 9651837 Canada Inc. (o/a “Lowell Academy”), a private high school offering classes for Grades 9-12 students and registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education subscribed for 70% of the shares of Lowell Academy for a consideration of $164,829 (C$210,000). The transaction was completed on June 12, 2021. On February 5, 2024, the Lowell Academy was divested from the Group.

On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 7621531 Canada Inc., operating as Conbridge College of Business and Technology (“Conbridge College”), a private career college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education acquired 80% of the equity interests of Conbridge College of Business and Technology for a total consideration of $63,616 (C$80,000). The transaction was closed on September 1, 2021.

On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of Max the Mutt Animation Inc. (“MTM Animation”), a private vocational college registered with Ontario Ministry of Colleges and University, to purchase all of the issued and outstanding shares of MTM Animation for a total consideration of $2.1 million (C$2.6 million). The consideration included two components: i) a fixed or guaranteed purchase price of $1.7 million (C$2.1 million), and ii) post-closing performance-based payments aggregating up to $392,450 (C$500,000). The Company acquired 70% of equity interest of MTM Animation for a total consideration of $1,456,546 (C$1,820,000) on February 28, 2022. The remaining 30% of the purchased shares will be transferred over three years on the anniversary of the first three years after the closing. On February 28, 2022, the Company and the original shareholders of MTM Animation signed an amended agreement to transfer the remaining 30% of the purchased shares over three years by transferring 10% of the purchased shares each year after the Company making three payments of $80,030, $80,030, and $64,024 (C$100,000, C$100,000, and C$80,000) on February 28, 2023, February 28, 2024 and February 28, 2025, respectively. On June 24, 2022, additional 10% of the equity was purchased by the Company for $80,030 (C$100,000) and the Company has owned 80% of total equity of MTM Animation as at March 31, 2024.

On April 28, 2022, Ms. Fan Zhou incorporated 13995291 Canada Inc. and on May 20, 2022, the shares were transferred to the Company. As the result, 13995291 Canada Inc. becomes the wholly owned subsidiary of the Company. The purpose of incorporating 13995291 Canada Inc. is to hold the two office buildings at 95-105 Moatfield Drive, Toronto, pursuant to the purchase agreement signed on May 19, 2021. The purchase was closed on September 23, 2022.

On July 26, 2022, in order to better use the capital raised in connection with the IPO, improve the efficiency of the operations, streamline the business lines to focus on its core education sector, and optimize the structure of the vocational educational business, the Board of the Company approved to divest its three subsidiaries: Visionary Immigration, Farvision HR, and Princeton Education. The divestiture of these three subsidiaries does not represent a strategic shift of the Company and has no major effect on the Company’s operations and financial results.

On October 31, 2023, 100% of registered capital of Shanghai Yuanjian was transferred from an unrelated individual to the Company and therefore the Company acquired Shanghai Yuanjian and its subsidiaries.

On December 1, 2023, the Company incorporated Visionary Asia SDN. BHD and Visionary International SDN. BHD in Malaysia for its business expansion.

On December 15, 2023, the Company entered into a share transfer agreement to purchase 100% shares of Bethune Great Health Investment Management Inc. (“Bethune”) at a price of $478,613 (C$648,000). Ms. Fan Zhou has no ownership of Bethune but acts as one of its directors. The transaction was closed on January 1, 2024.

On February 25, 2024, the Company transferred (i) 100% equity of Farvision Digital Technology Group Inc., a wholly owned subsidiary of the Company to an individual unrelated to the Company, at a price of $74,160 (C$100,000) and (ii) 70% equity of Visionary Academy (Lowell Academy) from Farvision Career Education Group Inc. to the same individual at a nominal price. The Company deconsolidated the two companies since then.

On February 28, 2024, the Company entered into a joint venture agreement with a group of unrelated parties to form a new company, in which, the Company hold a 55% stake in the joint venture. On March 11, 2024, Visionary Biotechnology Group Inc., the joint venture company, was incorporated in Toronto, Ontario.

On May 29, 2024, the Company effected effect a share consolidation of its ordinary shares at a ratio of one (1) post-split ordinary share for every fifteen (15) pre-split ordinary shares (the “Share Consolidation”) so that every fifteen (15) shares issued and outstanding will be combined into one (1) share. The Share Consolidation will reduce the issued and outstanding number of ordinary shares of the Company as of March 31, 2024 from 51,568,883 shares to approximately 3,437,926 shares. The impact of share consolidation is retroactively restated.

Going Concern

As of March 31, 2024, the Company had cash balance of $620,910 (compared to $651,490 as of March 31, 2023) while the Company’s total current liabilities exceeded its total current assets by approximately $67.6 million (compared to $58.1 million at the same time last year). The Company recorded a net income of $1.0 million for the fiscal year ended March 2024, compared to a net loss of $3.6 million for the fiscal year ended March 31, 2023.

The consolidated financial statements do not include any adjustments relating to the recoverability of assets and the classification of liabilities. The company's ability to continue as a going concern depends on its ability to obtain additional capital and achieve operating profits. In light of these circumstances, the company currently plans to fund its operations and ongoing acquisition projects primarily through the following means: cash flow from operations, including revenue from past business activities, and active development of new business since May 2023, such as AI-driven healthcare initiatives and collaborations in AI and international education. Additionally, the company is actively pursuing acquisitions to enhance its business cash flow. To ensure the company's continued operation and growth, it is undertaking measures such as debt-to-equity swaps with external investors, private placements, disposal of owned real estate, and borrowing from the controlling shareholder to secure sufficient working capital for active development and ongoing operations. However, there is no assurance that these efforts will be successful, and these events or conditions present uncertainties that could affect the company's ability to continue as a going concern.